Financial Instruments - Detailed Information About In Maturity Analysis For Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 20,782.7	$ 21,754.4
5-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	10,296.9	10,197.5
10-15 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	6,821.6	7,121.6
15-20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	3,547.4	4,117.1
More than 20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 116.8	$ 318.2